U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.     Name and address of issuer:

                            HILLIARD-LYONS GOVERNMENT FUND, INC.



2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check
	the box but do not list series or classes):	 [  ]

		Common Stock



3.     Investment Company Act File Number:      811-3070

        Securities Act File Number:	2-68290



4(a).  Last day of fiscal year for which this Form is filed:

		August 31, 1998



4(b).	[  ]	Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal
	year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  	[  ]	Check box if this is the last time the issuer will be filing
		 this Form.










5.     Calculation of registration fee:

	(i)	Aggregate sale price of securities 			$3,016,540,028
		sold during the fiscal year
		pursuant to section 24(f):

	(ii)	Aggregate price of securities
		redeemed or repurchased	$2,658,654,048
		during the fiscal year:

	(iii)	Aggregate price of securities
		redeemed or repurchased
		during any prior fiscal year
		ending no earlier than
		October 11, 1995 that were
		not previously used to reduce
		registration fees payable
		to the Commission:	$    - 0 -

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:	    $2,658,654,047


	(v)	Net sales - if Item 5(i) is greater
		than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$357,885,980

	(vi)	Redemption credits available	$  (- 0 -)
		for use in future years __
		if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee 	x  .000278
		(See Instruction C.9):

	(viii) Registration fee due [multiply
		 Item 5(v) by Item 5(vii)]
		 (enter "0" if no fee is due):	=$99,492.30


6.     Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ---------. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ---------.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

							+$   - 0 -


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						= $99,492.30


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
				November 20, 1998
		Method of Delivery:

			[X]	Wire Transfer
			[  ]	Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*______________________________________
                                                     DIANNA P. WENGLER
			      Vice President & Treasurer

 Date	November 23, 1998____________

*Please print the name and title of the signing officer below the signature.